Income Tax (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Income Tax Expense Benefit Continuing Operations Abstract
Charge for current taxation	$ 118	$ 127
Charge/(benefit) for deferred taxation	166	(21)
Income Tax Expense (Benefit), Continuing Operations, Total	284	106
Income from continuing operations before income tax and equity income in associates	979	94
Income Tax Uncertainties [Abstract]
Balance at beginning of period	52	149	149
Additions for tax positions identified in prior years	10		8
Reductions for tax positions identified in prior years	0		(113)
Translation	(1)		8
Balance at end of period	61		52
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the six months ended June 30, 2011	9
Interest accrued as at June 30, 2011	$ 17